Segments of Business (Tables)	12 Months Ended
Dec. 31, 2017
Segments of Business [Abstract]
Schedule of segments
	Revenue		Long Lived Assets
	2017	2016	2017	2016
Manufacturing	$2,932,664	$—	$3,535,516	$—
Neurostimulation	291,750	1,456,038	8,643,118	9,780,556
Other	78,361	38,843	2,130,690	888
Consolidated total	$3,302,775	$1,494,881	$14,309,324	$9,781,444

	Income Before Tax		Identifiable Assets
	2017	2016	2017	2016
Manufacturing	$(31,698)	$—	$7,803,409	$—
Neurostimulation	(6,117,404)	(673,117)	9,421,311	10,141,459
Other	3,971,461	(129,346)	3,126,724	2,270,388
Consolidated total	$(2,177,641)	$(802,463)	$20,351,444	$12,411,847

	Additions to Property Plant and Equipment		Depreciation and Amortization
	2017	2016	2017	2016
Manufacturing	$50,495	$—	$74,344	$—
Neurostimulation	11,172	31,581	1,203,169	636,822
Other	—	986	20,197	99
Consolidated total	$61,667	$32,567	$1,297,710	$636,921